LEASE (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lessor, Lease, Description [Line Items]
Lease receivables	$ 620		¥ 2,093		¥ 4,318
Lease receivables pledged as collaterals for bank and other borrowings	3,591				24,997
Derecognition of underlying assets	24,012	¥ 167,165
Operating lease income	7,683	53,485	71,864	¥ 232,015
Short-term Lease, Cost	90	625
Secured Debt, Other	59,833		425,743		416,548
Total operating and short-term lease costs	4,687	32,627
Prepaid land lease payments	0		438,323		0
Right-of-use asset	61,602				428,861
Prepaid land lease amortization expenses	61,602	428,861	438,323
Right-of-use asset amortization expenses	1,359	9,462	9,610	5,256
Failed sale-leaseback transactions as seller-lessee
Sale leaseback liability current	4,402		30,646		¥ 205,784
Interest expenses	3,109	21,644	¥ 119	¥ 0
Sale leaseback liability non current	29,559
Cost of revenue
Lessor, Lease, Description [Line Items]
Short-term Lease, Cost	1,178	8,203
General and administrative expenses
Lessor, Lease, Description [Line Items]
Short-term Lease, Cost	$ 3,419	¥ 23,799
Minimum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	9.64%				9.64%
Maximum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	11.69%				11.69%